Note 19 - Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2012
Company
Total Capital to Risk Weighted Assets	$81,213,909	12.98%	$50,044,960	>	8%	N/A		N/A
Tier I Capital to Risk Weighted Assets	74,062,697	11.84%	25,022,480	>	4%	N/A		N/A
Tier I Capital to Average Assets	74,062,697	9.29%	31,881,576	>	4%	N/A		N/A
Bank
Total Capital to Risk Weighted Assets	$78,621,740	12.57%	$50,044,960	>	8%	$62,556,200	>	10%
Tier I Capital to Risk Weighted Assets	71,470,528	11.43%	25,022,480	>	4%	37,533,720	>	6%
Tier I Capital to Average Assets	71,470,528	9.05%	31,604,458	>	4%	39,505,573	>	5%

As of December 31, 2011
Company
Total Capital to Risk Weighted Assets	$72,037,863	12.22%	$47,164,800	>	8%	N/A		N/A
Tier I Capital to Risk Weighted Assets	66,434,272	11.27%	23,582,400	>	4%	N/A		N/A
Tier I Capital to Average Assets	66,434,272	8.82%	30,138,401	>	4%	N/A		N/A
Bank
Total Capital to Risk Weighted Assets	$69,172,940	11.73%	$47,164,800	>	8%	$58,956,000	>	10%
Tier I Capital to Risk Weighted Assets	63,638,489	10.79%	23,582,400	>	4%	35,373,600	>	6%
Tier I Capital to Average Assets	63,638,489	8.49%	29,983,580	>	4%	37,479,475	>	5%